Corporate Social Responsibility (CSR) expenditure (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 17,200	₨ 13,700
VIRRD Trust, Dwarakha Tirumala
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	15,000	12,000
M/s Thiruvahindrapuram Veda Vidya Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	0	200
Government ITI Bhimavaram IMC Society
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	0	500
Kaviraja Sahitya Viharamu
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	0	500
ML Jaisimha Cricket 365 Academy
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	0	500
M/s Sri Saraswathi Vidya Peetham
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	500	0
Voluntary Health Services Hospital, Taramani
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 1,700	₨ 0